13. Stock Based Compensation	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Notes to Financial Statements
Note 13. Stock Based Compensation

On January 10, 2014, the Board of Directors of the Company approved and adopted, subject to stockholder approval, which was obtained at the annual stockholders meeting held on November 16, 2014, the Midwest Energy Emissions Corp. 2014 Equity Incentive Plan (the “Equity Plan”). The number of shares of the Company’s Common Stock that may be issued under the Equity Plan is 2,500,000 shares, subject to the adjustment for stock dividends, stock splits, recapitalizations and similar corporate events.Eligible participants under the Equity Plan shall include officers, employees of or consultants to the Company or any of its subsidiaries, or any person to whom an offer of employment is extended, or any person who is a non-employee director of the Company. On October 9, 2014, the Board of Directors approved and adopted the First Amendment to the plan, subject to stockholder approval, which was obtained at the annual stockholders meeting held on November 18, 2014, which increased the number of shares issuable under the plan to 7,500,000.

The Company accounts for stock-based compensation awards in accordance with the provisions of ASC 718, which addresses the accounting for employee stock options which requires that the cost of all employee stock options, as well as other equity-based compensation arrangements, be reflected in the consolidated financial statements over the vesting period based on the estimated fair value of the awards.

A summary of stock option activity for the quarter ended September 30, 2016 is presented below:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (years)	Aggregate Intrinsic Value

December 31, 2014	5,095,458	1.70	4.5	-
Grants	2,150,000	0.55	4.6	-
Cancellations	(525,000)	-	-	-
December 31, 2015	6,720,458	1.35	3.7	-

Grants	1,475,000	0.96	4.8	-
Cancellations	(665,000)	-	-	-
September 30, 2016	7,530,458	1.29	3.5	-

Options exercisable at:
December 31, 2015	3,420,458	2.05	3.3
September 30, 2016	3,955,458	1.94	3.2

The Company utilized the Black-Scholes options pricing model. The significant assumptions utilized for the Black Scholes calculations consist of an expected life of equal to the expiration term of the option, historical volatility of 74.9%, and a risk free interest rate of 3%.

On November 16, 2014, the Company entered into an employment agreement with John Pavlish which terms include the issuance of stock options for the purchase of shares of the Company’s common stock in the aggregate amount of three million shares, two million of which was issued on November 16, 2014 and one million of which would be issued on November 16, 2015, in each case pursuant to the terms of the Company’s 2014 Equity Incentive Plan. The options granted are exercisable at $0.74 and $0.45 per share, respectively, representing the fair market value of the common stock as of the date of grant. These options are to vest two years after the original grant date, subject to his continued employment. Based on a Black-Sholes valuation model, the value of the issued options was $910,350 and $200,360, respectively, in accordance with FASB ASC Topic 718. Compensation expense for the quarters ended September 30, 2016 and 2015 on the issued options was $163,885 and $113,794, respectively. Compensation expense for the nine months ended September 30, 2016 and 2015 on the issued options was $491,652 and $341,383, respectively.

On January 1, 2015, the Company granted nonqualified stock options to acquire 250,000 shares of the Company’s common stock to Nick Lentz. The options granted are exercisable at $0.61 per share, representing the fair market value of the common stock as of the date of grant. These options are to vest two years after the original grant date, subject to his continued employment, are exercisable as of the date of vesting and will expire five years thereafter. Based on a Black-Sholes valuation model, these options were valued at $93,803 in accordance with FASB ASC Topic 718. Compensation expense for the quarter ended September 30, 2016 and 2015 on the issued options was and $11,724 and $11,724, respectively. Compensation expense for the nine months ended September 30, 2016 and 2015 on the issued options was and $35,172 and $31,272, respectively

On May 1, 2015, the Company issued nonqualified stock options to acquire 25,000 shares each of the Company’s common stock to Chris Greenberg, Jay Rifkin and Brian Johnson, each then a director of the Company, under the Company’s Equity Plan. Messrs. Greenberg and Johnson remain directors of the Company. The options granted are exercisable at $0.67 per share, representing the fair market value of the common stock as of the date of the grant as determined under the Equity Plan. These options are to vest one year after the original grant date, subject to continuing service to the Company, are exercisable as of the date of vesting and will expire five years thereafter. Based on a Black-Sholes valuation model, these options were valued at $30,909 in accordance with FASB ASC Topic 718. On November 9, 2015, Jay Rifkin resigned as a director of the Company, and his stock option was terminated.

On May 1, 2016, the Company issued nonqualified stock options to acquire 25,000 shares each of the Company’s common stock to Christopher Greenberg, Brian Johnson and Christopher Lee, current directors of the Company, under the Company’s Equity Plan. The options granted are exercisable at $0.42 per share, representing the fair market value of the common stock as of the date of the grant as determined under the Equity Plan. These options are to vest one year after the original grant date, subject to continuing service to the Company, are exercisable as of the date of vesting and will expire five years thereafter. Based on a Black-Sholes valuation model, these options were valued at $19,763 in accordance with FASB ASC Topic 718.

On June 1, 2016, the Company granted nonqualified stock options to acquire 250,000 shares of the Company’s common stock to Patrick Mongovan. The options granted are exercisable at $0.42 per share, representing the fair market value of the common stock as of the date of grant. These options are fully vested and are exercisable as of the date of the grant and will expire five years thereafter. Based on a Black-Sholes valuation model, these options were valued at $28,836 in accordance with FASB ASC Topic 718.

On June 30, 2016, the Company issued nonqualified stock options to acquire 125,000 shares of the Company’s common stock to Christopher Greenberg, nonqualified stock options to acquire 75,000 shares of the Company’s common stock to Brian Johnson, and nonqualified stock options to acquire 50,000 shares of the Company’s common stock to each of Christopher Lee and Allan Grantham, current directors of the Company, under the Company’s Equity Plan. The options granted are exercisable at $0.81 per share, representing the fair market value of the common stock as of the date of the grant as determined under the Equity Plan. These options are fully vested and are exercisable as of the date of the grant and will expire five years thereafter. Based on a Black-Sholes valuation model, these options were valued at $174,902 in accordance with FASB ASC Topic 718.

On June 30, 2016, the Company issued nonqualified stock options to acquire 250,000 shares of the Company’s common stock to Richard MacPherson, CEO and a current director of the Company, under the Company’s Equity Plan. The options granted are exercisable at $0.81 per share, representing the fair market value of the common stock as of the date of the grant as determined under the Equity Plan. These options vested after such time that the closing price of the Company’s common stock is equal to or in excess of $0.80 per share for any consecutive 30 day trading period following the grant date and will expire five years after the date of the grant. Based on a Black-Sholes valuation model, these options were valued at $145,752 in accordance with FASB ASC Topic 718.

On August 31, 2016, the Company issued nonqualified stock options to acquire 750,000 shares of the Company’s common stock to Richard MacPherson, CEO and a current director of the Company, under the Company’s Equity Plan. The options granted are exercisable at $1.20 per share, representing the fair market value of the common stock as of the date of the grant as determined under the Equity Plan. These options are to vest on a cumulative basis in accordance with the following schedule: (i) 250,000 shares at such time that the closing price of the Company's common stock is equal to or in excess of $2.00 per share for any consecutive 30 day trading period following the grant date, (ii) 250,000 shares at such time that the closing price of the Company's common stock is equal to or in excess of $3.00 per share for any consecutive 30 day trading period following the grant date, and (iii) 250,000 shares at such time that the Company's common stock is listed for trading on either the NASDAQ Stock Market or the New York Stock Exchange (including NYSE-MKT). Based on a Black-Sholes valuation model, these options were valued at $595,651 in accordance with FASB ASC Topic 718.

Effective July 20, 2005, the Board of Directors of the Company approved the 2005 Stock Option and Restricted Stock Plan (the "2005 Plan"). The 2005 Plan reserves approximately 136,364 post Reverse Stock Split shares of common stock for grants of incentive stock options, nonqualified stock options, warrants and restricted stock awards to employees, non-employee directors and consultants performing services for the Company. Options and warrants granted under the 2005 Plan have an exercise price equal to or greater than the fair market value of the underlying common stock at the date of grant and become exercisable based on a vesting schedule determined at the date of grant. The options expire 10 years from the date of grant whereas warrants generally expire 5 years from the date of grant. Restricted stock awards granted under the 2005 Plan are subject to a vesting period determined at thedate of grant.

On May 6, 2009, the Board of Directors adopted, subject to stockholder approval, which was obtained at the annual stockholders meeting held on June 19, 2009, an amendment to the 2005 Plan that increased the number of shares subject to the Stock Plan. The total number of shares subject to the Stock Plan was revised to 454,545 shares by the Reverse Stock Split. On October 9, 2014, the Board of Directors terminated this plan upon the approving an amendment to the 2014 Equity Incentive Plan.

On January 10, 2014, the Board of Directors of the Company approved and adopted, subject to stockholder approval, which was obtained at the annual stockholders meeting held on November 16, 2014, the Midwest Energy Emissions Corp. 2014 Equity Incentive Plan (the "Equity Plan"). The number of shares of the Company's Common Stock that may be issued under the Equity Plan is 2,500,000 shares, subject to the adjustment for stock dividends, stock splits, recapitalizations and similar corporate events.Eligible participants under the Equity Plan shall include officers, employees of or consultants to the Company or any of its subsidiaries, or any person to whom an offer of employment is extended, or any person who is a non-employee director of the Company. On October 9, 2014, the Board of Directors approved and adopted the First Amendment to the plan, subject to stockholder approval, which was obtained at the annual stockholders meeting held on November 18, 2014, which increased the number of shares issuable under the plan to 7,500,000.

The Company accounts for stock-based compensation awards in accordance with the provisions of ASC 718, which addresses the accounting for employee stock options which requires that the cost of all employee stock options, as well as other equity-based compensation arrangements, be reflected in the consolidated financial statements over the vesting period based on the estimated fair value of the awards.

A summary of stock option activity for the years ended December 31, 2015 and 2014 is presented below:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (years)	Aggregate Intrinsic Value
December 31, 2013	385,458	10.83	4.2	-
Grants	4,710,000	0.95	4.5	-
Cancellations	-	-	-	-
December 31, 2014	5,095,458	1.70	4.5	-

Grants	2,150,000	0.55	4.6	-
Cancellations	(525,000)	-	-	-
December 31, 2015	6,720,458	1.35	3.7	-

Options exercisable at:
December 31, 2014	3,095,458	2.31	4.5
December 31, 2015	3,420,458	2.05	3.3

The Company utilized the Black-Scholes options pricing model. The significant assumptions utilized for the Black Scholes calculations consist of an expected life of equal to the expiration term of the option, historical volatility of 85.8%, and a risk free interest rate of 3%.

On January 1, 2014, the Company granted nonqualified stock options to acquire 250,000 shares each of the Company's common stock to James Trettel and Keith McGee. The options granted are exercisable at $0.595 per share, representing the fair market value of the common stock as of the date of grant. The options are fully vested and exercisable as of the date of grant and will expire five years thereafter. Based on a Black-Sholes valuation model these options were valued at $224,850 in accordance with FASB ASC Topic 718.

On January 30, 2014, the Company granted the following nonqualified stock options to acquire an aggregate of 1,140,000 shares of the Company's common stock under the Company's Equity Plan:

Alan Kelley	500,000
John Norris	150,000
Rich Gross	100,000
Marc Sylvester	250,000
Jay Rifkin	105,000
Chris Greenberg	35,000
1,140,000

The options granted are exercisable at $1.20 per share, representing the fair market value of the common stock as of the date of grant as determined under the Equity Plan. The options are fully vested and exercisable as of the date of grant and will expire five years thereafter. Based on a Black-Sholes valuation model, these options were valued at $1,963,825 in accordance with FASB ASC Topic 718. On November 9, 2015, Jay Rifkin resigned as a director of the Company. Per the terms of the option issued, Mr. Rifkin's stock options were terminated on February 7, 2016.

On January 31, 2014, pursuant to a representation agreement to provide public and investor relations services, the Company issued QualityStocks, LLC 25,000 shares of common stock. The shares were valued at $52,500.

On April 8, 2014, the Company entered into an agreement with Acorn Management Partners, LLC to provide financial advisory, strategic business planning and professional relations services. The agreement was for one year and can be terminated at any time by either party. Compensation under the agreement includes $50,000 of restricted common stock issued quarterly with the number of shares issued determined by dividing $50,000 by the closing price on the first day of each quarter the contract is in force. On April 22, 2014, the Company issued 38,760 shares of common stock based on a market value of $1.29 per share as determined under the terms of the agreement. On July 10, 2014, the Company issued 47,619 shares of common stock based on a market value of $1.05 per share as determined under the terms of the agreement.

On April 29, 2014, the Company issued nonqualified stock options to acquire 250,000 shares of the Company's common stock to Chris Greenberg, a current director of the Company, under the Company's Equity Plan. The options granted are exercisable at $1.50 per share, representing the fair market value of the common stock as of the date of the grant as determined under the Equity Plan. The options are fully vested and exercisable as of the date of grant and will expire five years thereafter. Based on a Black-Sholes valuation model, these options were valued at $265,833 in accordance with FASB ASC Topic 718.

On May 1, 2014, the Company issued nonqualified stock options to acquire 25,000 shares each of the Company's common stock to Chris Greenberg, Jay Rifkin and John Norris, each then a director of the Company, under the Company's Equity Plan. Mr. Greenberg remains a director of the Company. The options granted are exercisable at $1.49 per share, representing the fair market value of the common stock as of the date of the grant as determined under the Equity Plan. The options are fully vested and exercisable as of the date of grant and will expire five years thereafter. Based on a Black-Sholes valuation model, these options were valued at $85,122 in accordance with FASB ASC Topic 718. On November 9, 2015, Jay Rifkin resigned as a director of the Company. Per the terms of the option issued, Mr. Rifkin's stock option was terminated on February 7, 2016.

On May 1, 2014, the Company issued nonqualified stock options to acquire 10,000 shares each of the Company's common stock to Chris Greenberg and Jay Rifkin and nonqualified stock options to acquire 25,000 shares of the Company's common stock to John Norris, each then a director of the Company, under the Company's Equity Plan. Mr. Greenberg remains a director of the Company. The options are granted and exercisable at $1.49 per share, representing the fair market value of the common stock as of the date of the grant as determined under the Equity Plan. The options are fully vested and exercisable as of the date of grant and will expire five year thereafter. Based on a Black-Sholes valuation model, these options were valued at $51,073 in accordance with FASB ASC Topic 718. On November 9, 2015, Jay Rifkin resigned as a director of the Company. Per the terms of the option issued, Mr. Rifkin's stock option was terminated on February 7, 2016.

On September 1, 2014, the Company granted nonqualified stock options to acquire 500,000 shares of the Company's common stock to Keith McGee. The options granted are exercisable at $1.15 per share, representing the fair market value of the common stock as of the date of grant. The options are fully vested and exercisable as of the date of grant and will expire five years thereafter. Based on a Black-Sholes valuation model, these options were valued at $353,683 in accordance with FASB ASC Topic 718. On August 14, 2015, Mr. McGee resigned from the Company. Per the terms of the option issued, Mr. McGee's stock option was terminated on November 12, 2015.

On September 19, 2014, the Company granted nonqualified stock options to acquire 100,000 shares of the Company's common stock to Robert W. O'Neal. The options granted are exercisable at $1.05 per share, representing the fair market value of the common stock as of the date of grant. The options are fully vested and exercisable as of the date of grant and will expire five years thereafter. Based on a Black-Sholes valuation model, these options were valued at $64,586 in accordance with FASB ASC Topic 718.

On October 9, 2014, per an agreement that the Company entered into with Bristol Institutional Relations, the Company issued 50,000 shares of common stock.The shares were valued at $44,000.

On November 16, 2014, the Company entered into an employment agreement with John Pavlish which terms include the issuance of stock options for the purchase of shares of the Company's common stock in the aggregate amount of three million shares, two million of which was issued on November 16, 2014 and one million of which was issued on November 16, 2015, in each case pursuant to the terms of the Company's 2014 Equity Incentive Plan. The options granted are exercisable at $0.74 and $0.45 per share, respectively, representing the fair market value of the common stock as of the date of grant. These options are to vest two years and one year after the original grant dates, respectively, subject to his continued employment. Based on a Black-Sholes valuation model, the value of the issued options was $910,350 and $200,360, respectively in accordance with FASB ASC Topic 718. Compensation expense for the years ended December 31, 2015 and 2014 on the issued options was $480,218 and $56,898, respectively.

On November 24, 2014, the Company granted nonqualified stock options to acquire 100,000 shares of the Company's common stock to Johnny Battle. The options granted are exercisable at $0.93 per share, representing the fair market value of the common stock as of the date of grant. The options are fully vested and exercisable as of the date of grant and will expire five years thereafter. Based on a Black-Sholes valuation model, these options were valued at $56,388 in accordance with FASB ASC Topic 718.

On January 1, 2015, the Company granted nonqualified stock options to acquire 250,000 shares of the Company's common stock to Nick Lentz. The options granted are exercisable at $0.61 per share, representing the fair market value of the common stock as of the date of grant. These options are to vest two years after the original grant date, subject to his continued employment, are exercisable as of the date of vesting and will expire five years thereafter. Based on a Black-Sholes valuation model, these options were valued at $93,803 in accordance with FASB ASC Topic 718. Compensation expense for the year ended December 31, 2015 on the issued options was $46,907.

On May 1, 2015, the Company issued nonqualified stock options to acquire 25,000 shares each of the Company's common stock to Chris Greenberg, Jay Rifkin and Brian Johnson, each then a director of the Company, under the Company's Equity Plan. Messrs. Greenberg and Johnson remain directors of the Company. The options granted are exercisable at $0.67 per share, representing the fair market value of the common stock as of the date of the grant as determined under the Equity Plan. These options are to vest one year after the original grant date, subject to continuing service to the Company, are exercisable as of the date of vesting and will expire five years thereafter. Based on a Black-Sholes valuation model, these options were valued at $30,909 in accordance with FASB ASC Topic 718. Compensation expense for year ended December 31, 2015 on the issued options was $20,605. On November 9, 2015, Jay Rifkin resigned as a director of the Company, and his stock option was terminated.

On May 4, 2015, the Company issued nonqualified stock options to acquire 25,000 shares each of the Company's common stock to Jay Rifkin and Brian Johnson, nonqualified stock options to acquire 50,000 shares of the Company's common stock to Chris Lee and nonqualified stock options to acquire 75,000 shares of the Company's common stock to Chris Greenberg, each then a director of the Company, under the Company's Equity Plan. Other than Mr. Rifkin, each remains a director of the Company. The options are granted and exercisable at $0.67 per share, representing the fair market value of the common stock as of the date of the grant as determined under the Equity Plan. The options are fully vested and exercisable as of the date of grant and will expire five year thereafter. Based on a Black-Sholes valuation model, these options were valued at $74,991 in accordance with FASB ASC Topic 718. Compensation expense for the year ended December 31, 2015 on the issued options was $74,991. On November 9, 2015, Jay Rifkin resigned as a director of the Company. Per the terms of the option issued, Mr. Rifkin's stock option was terminated on February 7, 2016.

On August 14, 2015, pursuant to an agreement for separation and release effective on that date, the Company issued a five year, fully vested stock option to purchase 100,000 shares of common stock to Keith McGee. The options granted are exercisable at $0.37 per share, representing the fair market value of the common stock as of the date of grant. Based on a Black-Sholes valuation model, these options were valued at $24,050 in accordance with FASB ASC Topic 718. Compensation expense for the year ended December 31, 2015 on the issued options was $24,050.

On September 11, 2015, the Company issued nonqualified stock options to acquire 250,000 shares each of the Company's common stock to James Trettel and Marc Sylvester under the Company's Equity Plan. The options are granted and exercisable at $0.42 per share, representing the fair market value of the common stock as of the date of the grant as determined under the Equity Plan. The options are fully vested and exercisable as of the date of grant and will expire five year thereafter. Based on a Black-Sholes valuation model, these options were valued at $122,690 in accordance with FASB ASC Topic 718. Compensation expense for the year ended December 31, 2015 on the issued options was $122,690.

On December 23, 2015, the Company issued nonqualified stock options to acquire 50,000 shares of the Company's common stock to Richard Gross under the Company's Equity Plan. The options are granted and exercisable at $0.59 per share, representing the fair market value of the common stock as of the date of the grant as determined under the Equity Plan. The options are fully vested and exercisable as of the date of grant and will expire five year thereafter. Based on a Black-Sholes valuation model, these options were valued at $19,626 in accordance with FASB ASC Topic 718. Compensation expense for the year ended December 31, 2015 on the issued options was $19,626.